Investment Strategy - Goldman Sachs Multi-Manager High Yield Bond Fund	Aug. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities. These investments include all types of fixed income securities, including loan participations and emerging markets debt securities, and derivatives and other instruments, including exchange-traded funds (“ETFs”), that have similar economic characteristics to such securities. Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.” The Fund may invest in fixed income securities of any maturity. The Fund uses a multi-manager approach and generally seeks to achieve its investment objective by dynamically allocating its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser or an Underlying Manager has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and non-hedging purposes (although an Underlying Manager may not be required to hedge any of the Fund’s positions or to use derivatives). The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices, interest rate futures, currency futures and swap futures; (ii) swaps, including currency, interest rate, total return, variance, credit default and security and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, exchange-traded notes, and contracts for differences (“CFDs”). As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Investment Adviser may select an Underlying Manager to pursue a sub-strategy with an objective of providing investment results that seek to correspond, before fees and expenses, to the performance of a specified index (an “index-tracking strategy”). From time to time, the Investment Adviser may also, for short or longer-term periods, select a transition manager to transition a portion of Fund assets from one Underlying Manager to another, or, at the direction of the Investment Adviser, to implement an index tracking strategy. In addition, the Investment Adviser or an Underlying Manager, on behalf of the Fund, may obtain passive exposure to a particular sub-asset class from time to time by making an index-based investment (e.g., in an ETF).Management ProcessThe Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the Underlying Managers and recommend their hiring, termination and replacement. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order. In accordance with a separate exemptive order that the Fund and the Investment Adviser have obtained from the SEC, the Board of Trustees may enter into a new sub-advisory agreement or materially amend an existing sub-advisory agreement with an Underlying Manager at a meeting that is not in person, subject to certain conditions, including that the Board of Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting. The Investment Adviser determines the percentage of the Fund’s portfolio allocated to each Underlying Manager in order to seek to achieve the Fund’s investment objective. The Investment Adviser’s External Investing Group (“XIG”) is responsible for making recommendations with respect to hiring, terminating, or replacing the Fund’s Underlying Managers, as well as the Fund’s asset allocations. With respect to the Fund, XIG applies a multifaceted process with respect to manager due diligence, portfolio construction, and risk management. Each Underlying Manager acts independently from the others and has discretion to invest its portion of the Fund’s assets. Each Underlying Manager utilizes its own distinct investment style and investment process in buying and selling securities. Additional Information The Investment Adviser measures the Fund's performance against the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.